Net cash outflow on acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net cash outflow		$ 257,469	$ 1,198,352	$ 882,651
Easynvests [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in cash	$ 180,317
(-) Cash and cash equivalent balances acquired	(71,324)
Net cash outflow	$ 108,993